SECURTER SYSTEMS INC. (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Summarized financial statements of Securter Systems Inc.

The following is the summarized statement of financial position of Securter Systems Inc. as at December 31, 2019:

$

Current

Assets	79
Liabilities	—

Total Current Net Assets	79

Non-Current

Assets	26,761
Liabilities	(26,565)

Total Non-Current Net Assets	196

Total Net Equity by Shareholders	275

The following is the summarized comprehensive loss of Securter Systems Inc. for the period from inception to the year ended December 31, 2019.

February 26 to December 31, 2019
$

Net Loss	158,843